Events after the balance sheet date	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Events after the balance sheet date
35.	Events after the balance sheet date
On 11 January 2021, Anheuser-Busch InBev NV/SA (ABISA) announced that it and its wholly-owned subsidiary Anheuser-Busch InBev Worldwide Inc. (“ABIWW”, and together with ABISA, the “Issuers”) exercised their respective options to redeem the outstanding principal amounts for an aggregate principal amount of 3.1 billion US dollar of the following series of notes:

Date of redemption	Issuer (abbreviated)	Title of series of notes issued exchanged	Currency	Original principal amount outstanding (in million)	Principal amount redeemed (in million)
28 January 2021	ABISA	1.500% Notes due 2025	EUR	2 147	2 147
27 January 2021	ABIWW	3.750% Notes due 2024	AUD	650	650
On 18 February 2021, AB InBev announced the successful signing of a new 10.1 billion USD Sustainable-Linked Loan Revolving Credit Facility (“SLL RCF”), replacing its existing 9.0 billion USD Revolving Credit Facility. The facility has an initial five-year term and incorporates a pricing mechanism that incentivizes improvement in key performance areas that are aligned with and contribute to the company’s 2025 Sustainability Goals.